UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM N-CSR
           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

              Investment Company Act file number:  811-09941

                             AMBASSADOR FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      211 West Fort Street, Suite 720
                      Detroit, MI   48226
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

                             Brian T. Jeffries
                    Ambassador Capital Management L.L.C.
                      211 West Fort Street, Suite 720
                             Detroit, MI 48226
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

    Registrant's telephone number, including area code:  (313) 961-3111

                     Date of fiscal year end:  July 31

                 Date of reporting period:  January 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1.   Semi-Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).


Semi-Annual Report
January 31, 2006



AMBASSADOR
FUNDS



Money Market Fund


Investment products:
*  Are not deposits of, or guaranteed by, Ambassador
   Capital Management, L.L.C., or any of its affiliates
*  Are not insured by the FDIC
* Are subject to investment risks, including the possible loss of the principal amount invested


This material must be accompanied or preceded by a prospectus.



Ambassador Funds

Table of Contents
Semi-Annual Report - January 31, 2006






Performance Highlights					1

Shareholder Expenses					2

Schedule of Portfolio Investments			3

Financial Statements					8

Financial Highlights				       10

Notes to Financial Statements			       11

Other Information				       15

Trustees & Officers				       16




An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fundseeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.











Ambassador Funds
Money Market Fund				Performance Highlights
						      January 31, 2006


Current 7-Day Yield: 4.07%	Average Days to Maturity: 25


PERFORMANCE		Average Annual Total Return
								Inception
		 1 Year		3 Year		5 Year	     since 8/1/2000
Ambassador	 3.16%		1.72%		1.94%		   2.31%




<MOUNTAIN GRAPH APPEARS HERE>

        Ambassador
Date	Fund
7/00	10,000
8/00	10,051
9/00	10,100
10/00	10,152
11/00	10,202
12/00	10,253
1/01	10,302
2/01	10,342
3/01	10,384
4/01	10,423
5/01	10,457
6/01	10,487
7/01	10,518
8/01	10,546
9/01	10,571
10/01	10,591
11/01	10,606
12/01	10,621
1/02	10,634
2/02	10,646
3/02	10,659
4/02	10,671
5/02	10,684
6/02	10,697
7/02	10,710
8/02	10,723
9/02	10,734
10/02	10,747
11/02	10,758
12/02	10,768
1/03	10,776
2/03	10,784
3/03	10,793
4/03	10,800
5/03	10,808
6/03	10,815
7/03	10,822
8/03	10,828
9/03	10,835
10/03	10,841
11/03	10,848
12/03	10,854
1/04	10,862
2/04	10,868
3/04	10,875
4/04	10,881
5/04	10,888
6/04	10,896
7/04	10,904
8/04	10,915
9/04	10,927
10/04	10,940
11/04	10,954
12/04	10,972
1/05	10,991
2/05	11,009
3/05	11,031
4/05	11,055
5/05	11,080
6/05	11,105
7/05	11,133
8/05	11,163
9/05	11,193
10/05	11,227
11/05	11,262
12/05	11,299
1/06	11,337



The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PORTFOLIO COMPOSITION

Commercial Paper 94.2%
U.S. Government Agency Obligations 3.1%
Certificates of Deposit 3.0%
(A) Net of others assets and liabilities -0.3%


<Page 1>



Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period
(August 1, 2005 to January 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




							      Expenses Paid
		Beginning	    Ending		      During Period*
		Account Value	    Account Value	      August 1, 2005
		August 1, 2005	    January 31, 2006	      to January 31, 2006


Actual 	         $ 1,000.00 	     $ 1,014.14	                   $ 1.76

Hypothetical
(5% return per year before expenses)
		 $ 1,000.00 	     $ 1,023.48 	           $ 1.77



* Expenses are equal to the Fund's annualized expense ratio of 0.35%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



<Page 2>



Ambassador Funds
Money Market Fund				       Schedule of Portfolio Investments
(Unaudited)							        January 31, 2006

Commercial Paper - 94.2%*


							      Principal
Security Description					      Amount ($)       Value ($)

Aerospace/Defense-Equipment - 2.0%
United Technologies Corp. (b), 4.47%, 02/06/06                 5,348,000       5,344,680

Agricultural Operations - 0.5%
Cargill, Inc. 4.32%, 02/06/06				       1,417,000       1,416,150

Automotive - 1.7%
FCAR Owner Trust 4.35%, 02/22/06			       1,750,000       1,745,559
FCAR Owner Trust 4.29%, 02/15/06 			       3,000,000       2,994,995
									       4,740,554

Banking-U.S. - 6.9%
Falcon Asset Securitization Corp. (b), 4.43%, 02/17/06         2,205,000       2,200,659
Falcon Asset Securitization Corp. (b), 4.33%, 02/08/06         3,500,000       3,497,053
Galaxy Funding, Inc. (b), 4.18%, 02/07/06		       3,500,000       3,497,562
Galaxy Funding, Inc. (b), 4.19%, 02/23/06		       4,000,000       3,989,758
Galaxy Funding, Inc. (b), 4.45%, 03/24/06		       1,500,000       1,490,544
Three Rivers Funding Corp. (b), 4.33%, 02/16/06                4,000,000       3,992,783
				 				              18,668,359

Banking-Foreign-Asian - 2.2%
Bryant Park Funding LLC (b), 4.37%, 02/15/06 		       2,100,000       2,096,431
Bryant Park Funding LLC (b), 4.49%, 02/27/06		       4,000,000       3,987,029
	 								       6,083,460

Banking-Foreign-Australian - 3.8%
Sydney Capital Corp. (b), 4.39%, 02/28/06		       3,000,000       2,990,122
Sydney Capital Corp. (b), 4.29%, 02/14/06 		       3,000,000       2,995,353
Sydney Capital Corp. (b), 4.41%, 03/06/06 		       1,281,000       1,275,821
Sydney Capital Corp. (b), 4.51%, 03/24/06		       3,000,000       2,980,832
								              10,242,128

Banking-Foreign-Canadian - 7.0%
Fairway Finance Corp. (b), 4.43%, 02/13/06		       2,031,000       2,028,001
Fairway Finance Corp. (b), 4.32%, 02/10/06 		       4,123,000       4,118,547
Fairway Finance Corp. (b), 4.08%, 03/28/06 		         957,000         951,035
Fairway Finance Corp. (b), 4.30%, 04/20/06 		       1,510,000       1,495,932
Fairway Finance Corp. (b), 4.33%, 02/07/06 		       3,500,000       3,497,474
Old Line Funding Corp. (b), 4.35%, 02/23/06 		       2,392,000       2,385,641
Old Line Funding Corp. (b), 4.36%, 02/10/06 		       2,757,000       2,753,995
Old Line Funding Corp. (b), 4.40%, 02/06/06 		       1,542,000       1,541,058
								              18,771,683

<Page 3>




Ambassador Funds
Money Market Fund				       Schedule of Portfolio Investments
(Unaudited)					                        January 31, 2006

Commercial Paper - 94.2%* (Continued)

							     Principal
Security Description					     Amount ($)        Value ($)

Banking-Foreign-Denmark - 4.1%
Danske Corp. 4.28%, 02/03/06  				      3,000,000        2,999,287
Danske Corp. 4.13%, 02/07/06				      8,000,000        7,994,359
									      10,993,646

Banking-Foreign-French - 8.6%
Barton Capital Corp. (b), 4.48%, 02/09/06 		      3,000,000        2,997,013
Barton Capital Corp. (b), 4.48%, 04/07/06		      5,500,000        5,455,511
Barton Capital Corp. (b), 4.50%, 02/21/06		      3,273,000        3,264,818
Starbird Funding Corp. (b), 4.39%, 02/22/06		      4,000,000        3,989,757
Starbird Funding Corp. (b), 4.31%, 02/02/06		      4,031,000        4,030,515
Starbird Funding Corp. (b), 4.44%, 04/05/06 		      3,584,000        3,556,152
	 								      23,293,766

Banking-Foreign-German - 15.0%
Beethoven Funding Corp. (b), 4.36%, 02/09/06 		      7,000,000        6,993,218
Beethoven Funding Corp. (b), 4.34%, 02/06/06 		      4,000,000        3,997,589
Greyhawk Funding LLC (b), 4.31%, 02/21/06 		      3,509,000        3,500,598
Greyhawk Funding LLC (b), 4.22%, 02/08/06 		      2,553,000        2,550,905
Greyhawk Funding LLC (b), 4.20%, 02/06/06 		      3,000,000        2,998,250
Greyhawk Funding LLC (b), 4.47%, 02/01/06 		      6,500,000        6,500,000
Greyhawk Funding LLC (b), 4.41%, 02/27/06 		      3,000,000        2,990,445
Hannover Funding Corp. (b), 4.36%, 02/02/06 		      4,000,000        3,999,515
Hannover Funding Corp. (b), 4.47%, 02/23/06		      3,000,000        2,991,805
Hannover Funding Corp. (b), 4.44%, 02/14/06 		      4,000,000        3,993,587
 									      40,515,912

Banking-Foreign-Netherlands - 4.6%
Amstel Funding Corp. (b), 4.44%, 03/15/06		      1,485,000        1,477,308
Amsterdam Funding Corp. (b), 4.33%, 02/10/06		      3,000,000        2,996,752
Amsterdam Funding Corp. (b), 4.36%, 02/16/06		      4,000,000        3,992,733
Windmill Funding Corp. (b), 4.38%, 02/24/06		      4,000,000        3,988,807
  									      12,455,600

Banking-Foreign-Swedish - 4.2%
Three Crowns Funding Corp. (b), 4.47%, 02/24/06               2,373,000        2,366,223
Three Crowns Funding Corp. (b), 4.31%, 02/06/06               3,153,000        3,151,112
Three Crowns Funding Corp. (b), 4.33%, 02/22/06               5,800,000        5,785,350
									      11,302,685

Banking-Foreign-UK- 1.8%
Steamboat Funding Corp. (b), 4.51%, 02/10/06		      5,000,000        4,994,363

<Page 4>



Ambassador Funds
Money Market Fund				       Schedule of Portfolio Investments
(Unaudited)					                        January 31, 2006

Commercial Paper - 94.2%* (Continued)

							     Principal
Security Description         				     Amount ($)	       Value ($)

Conglomerate - 4.4%
Edison Asset Securitization LLC (b), 4.37%, 03/13/06          3,399,000        3,382,407
Edison Asset Securitization LLC (b), 4.36%, 02/21/06          5,001,000        4,988,887
Edison Asset Securitization LLC (b), 4.42%, 04/07/06          3,672,000        3,642,695
									      12,013,989

Construction Machinery - 4.9%
Dealers Capital Access 4.57%, 05/22/06 			      2,804,000        2,764,845
Dealers Capital Access 4.26%, 04/07/06			      2,740,000        2,718,925
Dealers Capital Access 4.43%, 04/04/06 			      3,703,000        3,674,748
Dealers Capital Access 4.41%, 03/03/06			      2,500,000        2,490,813
Dealers Capital Access 4.51%, 02/24/06 			      1,500,000        1,495,678
									      13,145,009

Data Processing/Mgmt - 1.8%
First Data Corp. 4.45%, 02/03/06 			      5,000,000        4,998,764


Finance - 9.5%
Charta Corp. (b), 4.34%, 02/21/06			      3,000,000        2,992,767
Charta Corp. (b), 4.26%, 02/08/06 		 	      3,592,000        3,589,024
Charta Corp. (b), 4.46%, 03/07/06 			      5,899,000        5,874,152
Galleon Capital Corp. 4.35%, 02/16/06			      4,000,000        3,992,750
Galleon Capital Corp. 4.35%, 02/28/06 			      3,000,000        2,990,213
Int'l Lease Finance Corp. 4.40%, 02/17/06		      3,622,000        3,614,917
National Rural Utilities 4.47%, 03/07/06		      2,576,000        2,565,125
 									      25,618,948

Insurance - 6.7%
Co-Operative Assoc. of Tractor Dealers-B 4.42%, 02/17/06      4,415,000        4,406,327
Co-Operative Assoc. of Tractor Dealers-B 4.23%, 02/14/06      2,351,000        2,347,409
Co-Operative Assoc. of Tractor Dealers-B 4.48%, 02/21/06      3,000,000        2,992,533
Co-Operative Assoc. of Tractor Dealers-B 4.01%, 02/28/06        522,000          520,429
Co-Operative Assoc. of Tractor Dealers-B 4.31%, 04/05/06      2,297,000        2,279,675
Triple A One Funding Corp. (b), 4.38%, 02/13/06		      5,689,000        5,680,694
									      18,227,067

Pharmaceuticals - 3.9%
Pfizer, Inc. 4.18%, 02/01/06 				      4,674,000        4,674,000
Pfizer, Inc. 4.41%, 02/03/06 				      2,000,000        1,999,510
Pfizer, Inc. 4.39%, 03/15/06 				      3,773,000        3,753,676
 								    	      10,427,186

Retail - 0.6%
Wal-Mart Stores, Inc. 4.42%, 03/14/06		 	      1,700,000        1,691,442


TOTAL COMMERCIAL PAPER 						             254,945,391


<Page 5>



Ambassador Funds
Money Market Fund				       Schedule of Portfolio Investments
(Unaudited)					                        January 31, 2006

U.S. Government Agency Obligations - 3.1%

							     Principal
Security Description					     Amount ($)        Value ($)

Federal Home Loan Bank
2.050%, 05/15/2006 					      3,000,000        2,982,951

Federal National Mortgage Assoc.
2.375%, 05/04/06 					      2,545,000        2,531,289
2.250%, 05/15/06					      3,000,000        2,980,756
 									       5,512,045

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS 		  		       8,494,996


Certificates of Deposit - 3.0% (c)

Charter One Bank, 4.37%, 02/28/06  			     2,000,000         2,000,000
Flagstar Bank, 4.58%, 02/21/06   			     2,000,000         2,000,000
Huntington National Bank, 4.56%, 03/28/06   		     2,000,000         2,000,000
The Private Bank, 4.56%, 03/28/06  			     2,000,000         2,000,000

TOTAL CERTIFICATES OF DEPOSIT						       8,000,000


TOTAL INVESTMENTS (Cost $271,440,387)(a) - 100.3%			     271,440,387



<Page 6>



Ambassador Funds
Money Market Fund				       Schedule of Portfolio Investments
(Unaudited)					                	January 31, 2006



(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
(c) Illiquid non-negotiable securities.
 *  Rate presented indicates the effective yield at time of purchase.





See Notes to Financial Statements



<Page 7>



Ambassador Funds
Money Market Fund
(Unaudited)

Statement of Assets and Liabilities
January 31, 2006

Assets:
Investments, at value
  (cost $271,440,387)                            $ 271,440,387
Cash							   289
Interest receivable					79,944
Prepaid expenses					 9,338
  Total Assets					   271,529,958

Liabilities:
Dividends payable				       896,636
Accrued expenses and other liabilities:
  Advisory						47,898
  Other							56,398
   Total Liabilities				     1,000,932

Net Assets		 			 $ 270,529,026


Composition of Net Assets:
Capital		 				   270,529,924
Accumulated net realized losses from
  investment transactions			          (898)
Net Assets	 				 $ 270,529,026


Institutional Shares:
Net Assets	 				 $ 270,529,026
Shares Outstanding		 		   270,529,924
Net Asset Value, Offering Price, and
  Redemption Price per share	 	 		 $1.00


Statement of Operations

For the six months ended January 31, 2006

Investment Income:
Interest	 				  $ 5,831,812

Expenses:
Advisory					      296,227
Administration					       59,245
Accounting					       19,852
Audit/Tax					        9,545
Compliance					        7,717
Custody						       26,306
Legal						       28,125
Transfer Agent					       17,024
Trustee						       16,215
Other						       21,142
  Total Expenses				      501,398

Net Investment Income				    5,330,414


Net Realized Losses from Investments:
Net realized losses from investment
  transactions				       	         (211)

Change in net assets from operations	           $5,330,203


See Notes to Financial Statements


<Page 8>



Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets


						      Six Months Ended    Year Ended
						      January 31, 2006   July 31, 2005
						   	 (unaudited)

Investment Activities:
Operations:

Net investment income					   $ 5,330,414 	   $ 6,101,111
Net realized losses from investment transactions	          (211)	           (11)
Change in net assets from operations		      	     5,330,203       6,101,100

Dividends:
Net investment income
  Institutional Shares		     			    (5,330,414)	    (6,101,111)
Change in net assets from shareholder dividends		    (5,330,414)	    (6,101,111)

Capital Share Transactions:
Change in net assets from capital transactions		   (39,851,449)	   (66,629,922)
Change in net assets from investment activities		   (39,851,660)	   (66,629,911)

Net Assets:
Beginning of period		  			   310,380,685	   243,750,774
End of period					         $ 270,529,025 	  $310,380,685

Share Transactions:*
Institutional Shares:
Issued							    41,742,046	   740,446,520
Reinvested						     5,234,052	     5,482,626
Redeemed		  			           (86,827,547)   (679,299,224)
Change in Institutional shares		   	           (39,851,449)	    66,629,922

Investor Shares:**
Issued

Redeemed
Change in Investor shares					     0		    0
Change in shares		   			   (39,851,449)	   66,629,922


* All capital share transactions have been processed at a net asset value of $1.00 per share.

** No investor shares are outstanding at January 31, 2006 and July 31, 2005.


See Notes to Financial Statements


<Page 9>



Ambassador Funds
Money Market Fund


Financial Highlights

Selected data for a share outstanding throughout the periods indicated.


				Six Months
				   Ended
			     January 31, 2006  			       For the year ended
				(Unaudited)	July 31, 2005	July 31, 2004	July 31, 2003	July 31, 2002	July 31, 2001


Institutional Shares

Net Asset Value,
  Beginning of Period		$1.000		   $1.000	   $1.000	   $1.000	   $1.000	   $1.000

Investment Activities:
Net investment income		 0.018		    0.022	    0.008	    0.010	    0.018           0.052
Net realized losses
  on investments		 0.000(a)	    0.000(a)  	    0.000(a)	    0.000(a)	    0.000(a)        0.000(a)
Total from investment
  activities			 0.018 		    0.022	    0.008	    0.010	    0.018           0.052

Dividends:
Net investment income		(0.018)	   	   (0.022)	   (0.008)	   (0.010)	   (0.018)         (0.052)
Total dividends		        (0.018)	   	   (0.022)	   (0.008)	   (0.010)	   (0.018)         (0.052)

Net Asset Value,
  End of Period			$1.000		   $1.000	   $1.000	   $1.000	   $1.000          $1.000

Total Return			 3.16%		    2.11%	    0.78%	    1.03%	    1.84%           5.18%

Ratios/Supplementary Data:
 Net assets at end
  of period (000's)	      $270,529	         $310,381	 $243,751	 $382,524	 $350,533         $69,663
Ratio of expenses to
  average net assets		 0.35%		    0.33%	    0.34%	    0.41%	    0.44%           0.62%
Ratio of net investment
  income to average net
  assets	 	         3.61%		    2.20%	    0.78%	    1.00%	    1.58%           4.95%


(a) Amount less than $0.005 per share.


See Notes to Financial Statements


<Page 10>


Ambassador Funds
Notes to Financial Statements
January 31, 2006


1.  Organization:

The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.
As of January 31, 2006, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:
The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including
accrued interest).  At 	the time the Fund enters into a repurchase agreement,
the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100%
of such value. 	Collateral subject to repurchase agreements is held by the
Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:
Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.


<Page 11>


Ambassador Funds
Notes to Financial Statements (Cont'd)
January 31, 2006


Dividends to Shareholders:
The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.


The amount of dividends from net investment income and net realized gains are determined in accordance with fedeal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:
The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.  Related Party Transactions:

Investment Adviser:
Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant
Effective August 1, 2003, the Fund entered into a new Administration Agreement and Fund Accounting Agreement with Fund Services Group, LLC ("Fund Services").
Fund Services is 45.5% owned by	Monetta	Financial Services, Inc. and 45.5%
owned by Ambassador Capital Management, LLC, the Adviser to the Fund. The remaining 9% is owned by employees of Fund Services Group, LLC. Pursuant to the two-year term Administration Agreement, the Fund will pay to Fund Services compensation at the following annual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. A minimum annual fee of $30,000 applies. Pursuant to the two-year term Fund Accounting Agreement, the Fund will pay to Fund Services compensation at the following annual rate: $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. In addition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses.

Prior to August 1, 2003 BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services. The agreements with BISYS were terminated effective on August 1, 2003.



<Page 12>


Ambassador Funds
Notes to Financial Statements (Cont'd)
January 31, 2006


Transfer Agent:
Effective August 1, 2003, the Fund entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, L.L.C. ("USBFS"). Pursuant to the agreement, the Fund pays USBFS at the annual rate of 1 basis point (0.01%) on the net assets, in addition to shareholder account fees, activity charges, service charges and various out of pocket expenses. A minimum fee of $28,000 applies.

Custodian:
Effective August 1, 2003, the Fund entered a Custody Agreement whereby
U.S. Bank National Association (the "Custodian"),  was appointed
Custodian of the Fund. Pursuant to the Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms: 3 basis points on the first $20 million in market value per fund; 2 basis points on the next $20 million of market value per fund; and 1 basis point on the balance. A minimum annual fee of $4,800 per fund will apply.

Distributor:
Effective August 1, 2003, The Fund became self-distributed. Prior to August 1, 2003 the distributor for the Fund was BISYS.

4. Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2005 were as follows:


Distributions paid from
Net Investment	Net Long Term	   Total Taxable	Tax Return	Total Dividends
Income		Capital Gains	   Distributions	of Capital	     Paid*
$5,482,627	      __	   $5,482,627		    __		$5,482,627


As of July 31, 2005 the components of accumulated earnings (deficit) on a
tax basis for the Fund were as 	follows:


Undistributed	Undistributed				        Accumulated	    Total
Net Investment	Long-Term       Accumulated  Distributions	Capital and	    Accumulated
Income		Capital Gains	Earnings     Payable            Other Losses**	    Deficit
$820,353	      __	$820,353     ($820,353)	        ($688)		    ($688)


*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2005, the Fund had $688 in net capital loss carryforwards, which are available to offset future realized gains. The losses expire between 2001 and 2013.


<Page 13>




This page is intentionally left blank



<Page 14>


Ambassador Funds
Money Market Fund
Other Information

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights. Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities. The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005.




<Page 15>


Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds. Asterisks indicate those Trustees who are "interested persons", as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling
(800) 992-0444.


					    Term of
					    Office			      	     	               Number of
				      	    and Length		     				       Portfolios
			       Position(s)  of Time			         		       in the Fund's  Other
Name, Address	               Held with    Served with    Principal                  		       Complex        Directorships
Year of Birth		       the Funds    the Funds (a)  Occupation(s)              		       Overseen       Held by Trustee
    			       by Trustee   Trustee	   During Past 5 Years

TRUSTEES:

Nicholas J. DeGrazia	       Trustee	    Since 2000     Chairman of Shorewood Adventures, Inc.      1              None
PO Box 38                                                  since 2005;  Principal of Modesitt
North Street, MI 48049                                     Associates, Inc. (management consulting firm)
1943                                                       since 1997; Consultant of Lionel, LLC
                                                           from 1995-1996; President and Chief Operating
						           Officer of Lionel Trains, Inc. from 1990-1995.

Ronald E. Hall		       Trustee	    Since 2000     President, Chief Executive Officer and      1	      United
Bridgewater Interiors, LLC			           Chairman of the Board of Bridgewater  	              American
4617 West Fort St.				           Interiors, LLC, an automotive supplier joint		      Healthcare
Detroit, MI 48209			 	           venture with Johnson Controls, Inc, since                  Corporation
1943						           1998; President and Chief Executive Officer       	      since 2001.
						           of the Michigan Minority Business Development
                                                           Council from 1992-1998.

Brian T. Jeffries*	       Trustee	    Since 2000     Founder and President of Ambassador Capital 1              None
Ambassador Capital 	       President		   Management, LLC since 1998; Shareholder and
Mgmnt, LLC					           Portfolio Manager of Munder Capital
211 West Fort St., Suite 720			           Management from 1994-1998.
Detroit, MI 48226
1965

Conrad W. Koski		       Trustee	    Since 2000     Retired 1997; President and Chief Executive  1	      None
Ambassador Capital 	       Chairman		           Officer of First of Michigan Corporation from
Mgmnt, LLC					           1996-1997 and Executive Vice President and
211 West Fort St., Suite 720			           Chief Financial Officer from 1982-1996. Officer
Detroit, MI 48226				           and Trustee of Cranbrook Funds from 1984-1997.
1945

Gregory A. Prost*	       Trustee	    Since 2000     Chief Investment Officer of Ambassador	1	      None
Ambassador Capital 	       Vice            		   Capital Management, LLC since 2000;
Mgmnt, LLC 		       President		   Shareholder and Senior Portfolio Manager
211 West Fort St., Suite 720			           of Munder Capital Management, Inc.
Detroit, MI 48226				           from 1995-2000.
1966

OFFICERS:

Kathryn J. Nurre	       Secretary    Since 2000	   Vice President and Senior Portfolio Manager
Ambassador Capital Mgmnt, LLC			           of Ambassador Capital Management, LLC
211 West Fort St., Suite 720			           since 1998; Director of Short Term Investments
Detroit, MI 48226				           of Cranbrook Capital Management from
1954						           1994 to 1998.

Lynn H. Waterloo	       Chief  	    Since 2004     Chief Financial Officer and Treasurer, Monetta
Fund Services Group, 	       Financial 		   Funds since 2004; Secretary, Fund Services Group,
LLC			       Officer			   LLC since 2003.
1776-A South Naperville Rd.,
Suite 101		       Treasurer
Wheaton, IL 60187
1957



(a) Term of office is indefinite. Each Trustee and Officer serves until their successor is elected.
*   Interested Trustees employees of the Adviser.


<Page 16>


Semi-Annual Report
January 31, 2006

Investment Adviser
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Counsel
Dykema Gossett PLLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444




ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Monetta Fund's principal executive officer and principal financial officer, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.
    (2) Not applicable.
    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of FORM N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of FORM N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of FORM N-CSR.


ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.


Item 11.  CONTROLS AND PROCEDURES

(a) Based in their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  EXHIBITS

Exhibit (a)(1)       Code of Ethics - Not applicable

Exhibit (a)(2)       Certification for each principal executive officer and
                     principal financial officer of the registrant as re-quired by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)

Exhibit 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to
                     Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Capital Management L.L.C.


By:  /s/  Brian T. Jeffries
     Name:    Brian T. Jeffries
     Title:   Principal Executive Officer

Date:  March 30, 2006




By:  /s/  Lynn H. Waterloo
     Name:    Lynn H. Waterloo
     Title:   Principal Financial Officer

Date:  March 30, 2006